Board of Management and Supervisory Board remuneration	12 Months Ended
Dec. 31, 2011
Board of Management and Supervisory Board remuneration [Abstract]
Board of Management and Supervisory Board remuneration

21. Board of Management and Supervisory Board remuneration

The remuneration of the members of the Board of Management is determined by the Supervisory Board on the advice of the Remuneration Committee. The 2010 Remuneration Policy, as adopted by the AGM on March 24, 2010, was not changed in 2011.

The 2010 Remuneration Policy enables ASML to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. The remuneration structure and levels are assessed against a reference market by benchmarking. The total remuneration in 2011 consists of base salary, short-term performance incentive (in cash), long-term performance incentive (in shares) and other benefits.

Total direct compensation, pension and other benefits

The remuneration of the members of the Board of Management in 2011, 2010 and 2009 was as follows:

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Financial Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[6] EUR	Pension[7] EUR	Compensation Pension Premium[8] EUR	Other benefits and expense reimbursement[9] EUR
E. Meurice	2011	787,000	586,708	-	1,413,218	[4]	2,786,926	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[5]	2,301,501	136,697	-	132,630
	2009	735,000	507,150	466,164	1,042,576		2,750,890	91,950	-	141,377
P.T.F.M.	2011	488,000	291,043	-	875,493	[4]	1,654,536	85,994	94,455	44,669
Wennink	2010	469,000	280,650	26,401	579,321	[5]	1,355,372	84,229	-	43,627
	2009	455,000	251,160	288,578	646,055		1,640,793	56,317	-	44,886
M.A. van den	2011	517,000	308,339	-	927,912	[4]	1,753,251	91,243	181,826	45,502
Brink	2010	497,000	297,405	28,025	617,004	[5]	1,439,434	90,388	-	44,817
	2009	483,000	266,616	306,336	681,179		1,737,131	59,880	-	44,992
F.J. van Hout	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
	2009	400,000	220,800	241,522	123,111		985,433	40,800	-	35,199
F.J.M.	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Schneider-	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788
Maunoury[10]	2009	33,333	58,095	-	-		91,428	4,736	-	3,163

1	Actual short-term incentives (“STI”) (cash) chargeable to the Company in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year). The accrued STI (cash) with respect to 2009 were paid out after ASML achieved a cumulative income from operations of at least 100 million Euro in two consecutive quarters after January 1, 2010. This was achieved on the basis of the Q1 and Q2 Results for 2010.
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2011 include costs of the Board of Management’s performance share plan 2011, 2010 and 2009. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations on a yearly basis until the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
6	This total reflects base salary, STI (cash), option awards and LTI (share awards).
7	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, the Company does not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4 percent of the pension base.
8	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
9	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.
10	For 2009, remuneration for Mr. Schneider-Maunoury regards only the month December.

Short-term incentive

The annual performance-related cash incentive will have an on-target level of 75.0 percent of base salary for the Chief Executive Officer (“CEO”) and 60.0 percent for the other members of the Board of Management. The payouts are pro-rated, on a linear basis to the level of achievement of six performance criteria. Of the five quantitative performance criteria, three are based on the achievement of measurable financial targets, one on Technology Leadership Index (which also included qualitative elements) and one on achievements in the market position. Additionally, the qualitative target is based on the achievement of agreed key objectives.

In principle, the weighting of each of the five quantitative criteria is equal (weighted 80.0 percent in total). The sixth target is based on qualitative objectives (weighted 20.0 percent). The setting and measuring period of the financial and technology based targets is semiannual, and for the market related and qualitative targets it is annual. The overall payout is annual and the cash incentive is accrued during the performance period.

On January 17, 2012, the Remuneration Committee evaluated the Board of Managements’ performance on these six criteria and based on this evaluation, the payout level was determined to be 99.4 percent of the target level.

Performance Stock Options

In order to shift the focus from the short-term to the long-term, performance stock options are not a part of the 2010 Remuneration Policy. The value of this part of the remuneration has been moved into the long-term incentive plan which is paid in shares. 2009 was the last year in which performance stock options were granted to the members of the Board of Management, which means the actual number of performance stock options for 2009 achievement were awarded for the last time in 2010. Once the options are unconditionally awarded after fulfillment of the performance conditions, the options will be retained (lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. The fair value of the options granted is determined based on the Black-Scholes option valuation model.

Details of vested options held by members of the Board of Management to purchase ordinary shares of ASML Holding N.V. are set out below:

	Jan. 1, 2011	Exercised during 2011	Share price on exercise date (EUR)	Vested during 2011	Free tradable (Dec. 31, 2011)	With lock-up restriction (Dec. 31, 2011)	Exercise price (EUR)	Expiration date

E. Meurice	125,000	125,000	30.70	-	-	-	10.62	10/15/2014
	57,770	34,500	24.23	-	23,270	-	11.53	1/19/2015
	12,500	12,500	24.30	-	-	-	11.52	1/21/2015
	88,371	-	-	-	88,371	-	17.90	1/18/2016
	95,146	-	-	-	95,146	-	20.39	1/17/2017
	42,448	-	-	-	42,448	-	17.20	2/4/2018
	84,895	-	-	-	-	84,895	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	20,000	20,000	27.32	-	-	-	11.53	1/19/2015
	56,236	56,236	27.32	-	-	-	17.90	1/18/2016
	58,964	58,964	27.32	-	-	-	20.39	1/17/2017
	26,277	26,277	28.00	-	-	-	17.20	2/4/2018
	52,554	-	-	-	-	52,554	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	40,000	40,000	27.21	-	-	-	17.90	1/18/2016
	61,644	61,644	27.21	-	-	-	20.39	1/17/2017
	27,894	-	-	-	27,894	-	17.20	2/4/2018
	55,788	-	-	-	-	55,788	12.39	2/2/2019

F.J. van Hout	15,000	15,000	27.34	-	-	-	10.11	7/18/2013
	10,000	10,000	27.34	-	-	-	17.34	1/19/2014
	20,000	20,000	27.34	-	-	-	12.02	7/16/2014
	9,000	9,000	27.34	-	-	-	11.56	4/15/2015
	14,000	14,000	27.96	-	-	-	17.90	10/20/2016
	1,388	1,388	27.37	-	-	-	24.26	10/19/2017
	-	8,000	30.00	8,000	-	-	14.87	7/18/2018
	3,987	3,987	27.34	-	-	-	11.43	10/17/2018
	46,201	-	-	-	-	46,201	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Long-term incentive

The members of the Board of Management are eligible to receive performance shares, which will be awarded annually under the condition of fulfillment of predetermined performance targets. These targets are measured over a period of three calendar years. The performance measures for obtaining performance targets will be ASML’s relative Return On Average Invested Capital (“ROAIC”) position compared with the peer group (weighted 80.0 percent) and a qualitative target related to ASML’s long-term ability to keep performing at high standards (weighted 20.0 percent).

The maximum number of performance shares to be conditionally awarded will equal 146.25 percent of base salary divided by the value of one performance share (i.e. reflecting maximum achievement). ASML defines stretching targets, whereas for on target achievement, the value of performance shares will be 80.0 percent of base salary.

For the determination of the number of performance shares that will be conditionally awarded, ASML applies a fixed number approach. Under this approach, the number of shares is fixed for two consecutive years. Every two years, the fixed number is calculated using the maximum achievable value of 146.25 percent of base salary divided by the value of the performance share at the moment of grant in the respective year. In 2010, the fixed number calculation has been conducted which also applies for the year 2011.

Once the shares are unconditionally awarded after fulfillment of the performance conditions, the shares will be retained (for a lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. ASML accounts for this share award performance plan as a variable plan.

Details of performance shares granted to members of the Board of Management are as follows:

Board of Management	Grant date	Status	Full Control	Number of shares at grant date	Fair value at grant date[1] EUR	Vesting date	Number of shares at vesting date

E. Meurice	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-
	2/2/2009	Conditional	No	57,002	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859
	1/17/2007	Unconditional	No	66,338	20.39	1/17/2010	51,807
	1/18/2006	Unconditional	Yes	72,136	17.90	1/18/2009	72,136

P.T.F.M. Wennink	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-
	2/2/2009	Conditional	No	35,287	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246
	1/17/2007	Unconditional	No	41,111	20.39	1/17/2010	32,106
	1/18/2006	Unconditional	Yes	45,905	17.90	1/18/2009	45,905

M.A. van den Brink	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-
	2/2/2009	Conditional	No	37,458	13.05	2/2/2012	-
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107
	1/17/2007	Unconditional	No	42,980	20.39	1/17/2010	33,565
	1/18/2006	Unconditional	Yes	48,241	17.90	1/18/2009	48,241

F.J. van Hout[2]	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-
	2/2/2009	Conditional	No	31,021	13.05	2/2/2012	-
	7/18/2008	Unconditional	Yes	4,000	17.20	7/18/2011	4,000

F.J.M. Schneider-	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-
Maunoury	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-

1	The fair value of the shares as of the grant date.
2	The shares granted to Mr. van Hout on and before October 17, 2008, relate to his pre-Board of Management period at ASML. No lock-up period is applicable for the shares granted to Mr. van Hout in his pre-Board of Management period.

Pension Benefits

Members of the Board of Management are offered a pension plan based on defined contribution. The total defined contribution is a percentage of the pensionable salary and is dependent on the participant’s age at the beginning of the year. In 2011, compensation was paid to the Board of Management regarding the spouse/orphan risk premium to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.

Benefits upon termination of employment

Term of appointment/employment

Members of the Board of Management appointed after the 2004 amendment of the Articles of Association, are appointed for a period of four years, after which reappointment is possible for consecutive four-year terms. Messrs. P. Wennink and M. van den Brink’s appointment to the Board of Management is for an indefinite period of time, as their initial appointment was before 2004. The existing employment contracts, including all rights and obligations under these contracts, will be honored.

Severance agreement

Employment agreements with the Board of Management members concluded prior to March 31, 2004 (i.e. Messrs. Wennink and Van den Brink) do not contain specific provisions regarding benefits upon termination of those agreements. Potential severance payments in such case will be according to applicable law (e.g. cantonal formula in the Netherlands).

Employment agreements for members of the Board of Management appointed after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) do contain specific provisions regarding benefits upon termination of those agreements.

If the Company gives notice of termination of the employment agreement for reasons which are exclusively or mainly found in acts or omissions on the side of the Board of Management member, no severance amount will be granted. If this is not the case, a severance amount equal to one year base salary or a severance consistent with the Dutch Labor laws will be made available upon the effective date of termination.

This severance payment will also be made available in case the Board of Management member gives notice of termination of the employment agreement due to a significant difference of opinion between the respective executives and the Supervisory Board regarding his employment agreement, his function or the Company’s strategy.

Change of control

Board of Management members with an employment agreement dated after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) shall also be entitled to the aforementioned severance amount in the event ASML or its legal successor gives notice of termination due to a Change of Control (as defined in the employment agreement) or if the Board of Management member gives notice of termination, which is directly related to such Change of Control and such notice is given within twelve months from the date on which the Change of Control occurs.

In order to comply with the highest standards of corporate governance, the Supervisory Board decided to mitigate the potential benefit of a Change of Control under the long-term incentive arrangements. This arrangement entails that the share price will be fixed on the average of i) the average closing share price over a period of 15 trading days prior to first public announcement of Change of Control negotiations, and ii) the average closing share price over a period of 30 trading days prior to closing of the transaction.

Supervisory Board

The annual remuneration for Supervisory Board members covers the period from one Annual General Meeting of Shareholders to the next one. The annual remuneration is paid in quarterly installments starting after the Annual General Meeting of Shareholders. In 2011 the Supervisory Board proposed and the General Meeting of Shareholders approved an adjustment of the remuneration of the Supervisory Board, effective as per April 1, 2011.

The following table sets forth an overview of the remuneration awarded to Supervisory Board Members in 2011 and 2010:

Year ended December 31	2011	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-	7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500	11,500	-	-
OB Bilous	99,500	73,750	-	-	7,875	7,875	10,000
Frits W. Fröhlich	62,500	43,750	15,000	-	-	-	3,750
Hendrika (leke) C.J. van den Burg	51,625	43,750	-	7,875	-	-	-
William T. Siegle	85,250	73,750	-	-	-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875	-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-	-	7,875	-

Total	567,125	428,750	35,000	27,250	27,250	35,125	13,750

Year ended December 31	2010	Supervisory Board	Audit Committee	Remuneration Committee	Selection and Nomination Committee	Technology and Strategy Committee	Other[1]

Arthur P.M. van der Poel	80,000	55,000	10,000	-	7,500	7,500	-
Jos W.B. Westerburgen	60,000	40,000	-	10,000	10,000	-	-
OB Bilous	95,000	70,000	-	-	7,500	7,500	10,000
Frits W. Fröhlich	55,000	40,000	15,000	-	-	-	-
Hendrika (leke) C.J. van den Burg	47,500	40,000	-	7,500	-	-	-
William T. Siegle	80,000	70,000	-	-	-	10,000	-
Pauline F.M. van der Meer Mohr	47,500	40,000	-	7,500	-	-	-
Wolfgang H. Ziebart	57,500	40,000	10,000	-	-	7,500	-

Total	522,500	395,000	35,000	25,000	25,000	32,500	10,000

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the its acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.

In addition, a net cost allowance was paid to each Supervisory Board member in 2011, amounting to EUR 1,800 per year, and EUR 2,400 per year for the Chairman of the Supervisory Board.

Members of the Board of Management and/or Supervisory Board are free to acquire or dispose of ASML shares or options for their own account, provided they comply with the applicable ASML Insider Trading Rules. Those securities are not part of members’ remuneration from the Company and are therefore not included. None of the members of the Supervisory Board currently owns shares or options on shares of the Company.